Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Touchstone Strategic Trust
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 29, 2025
Supplement to Prospectus [Text Block]	TOUCHSTONE STRATEGIC TRUSTTouchstone Strategic Income Fund (the “Fund”)Supplement dated December 8, 2025, to the Fund’s SummaryProspectus and Prospectus, each dated July 29, 2025, as may be amended or supplemented from time to timeOperating Expense ReductionEffective January 1, 2026, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.95%, 1.68%, 0.66%, and 0.61% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation agreement will be effective through January 29, 2027. Prior to January 1, 2026, the Fund’s contractual expense limitations were 1.00%, 1.71%, 0.75% and 0.65% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YInstitutional ClassManagement Fees0.55%0.55%0.55%0.55%Distribution and/or Shareholder Service (12b-1) Fees0.25%1.00%NoneNoneOther Expenses0.33%0.44%0.35%0.33%Acquired Fund Fees and Expenses (AFFE)0.01%0.01%0.01%0.01%Total Annual Fund Operating Expenses1.14%2.00%0.91%0.89%Fee Waiver and/or Expense Reimbursement(0.18)%(0.31)%(0.24)%(0.27)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.96%1.69%0.67%0.62%(1)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended March 31, 2025.(2) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.95%, 1.68%, 0.66% and 0.61% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2027, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended March 31, 2025 due to contractual changes in the Fund's expense limitation agreement effective January 1, 2026.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssuming No RedemptionClass AClass CClass YInstitutional ClassClass C1 Year$420$272$68$63$1723 Years$658$598$266$257$5985 Years$915$1,049$480$467$1,04910 Years$1,651$2,302$1,098$1,071$2,302There are no additional changes to the Summary Prospectus or Prospectus except those described herein.